Debt - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Feb. 13, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Paid-in-kind interest	$ 0		$ 28,473		$ 0
Senior Secured Term Loan [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Principal Value		$ 625,000	625,000	$ 625,000
Materials and supplies		16,600	16,600	16,600
Paid-in-kind interest						$ 140,000
Cash deposit		$ 18,800	$ 18,800	$ 18,800
Interest on note		10.00%	10.00%	10.00%
Term loan maturity period				5 years
Interest expense		$ 19,200	$ 29,000
Interest rate, effective percentage		10.00%	10.00%	10.00%
Senior Secured Term Loan [Member] | Senior Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Restart productionperiod				90 days
Senior Secured Term Loan [Member] | Senior Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Restart productionperiod				180 days